Subsequent events (Details) $ / shares in Units, $ in Thousands														3 Months Ended	12 Months Ended
	Apr. 08, 2024 shares	Mar. 29, 2024 shares	Mar. 22, 2024 shares	Mar. 20, 2024 USD ($) T	Feb. 26, 2024 bitumenTanker T	Feb. 07, 2024 USD ($)	Dec. 20, 2023 $ / shares	Dec. 04, 2023 T	Nov. 28, 2023 $ / shares	Nov. 08, 2023 USD ($) T	Sep. 19, 2023 $ / shares	Jun. 20, 2023 $ / shares	Dec. 30, 2019	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) T shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 18, 2024 shares	Feb. 14, 2024 $ / shares	Feb. 06, 2024 T	Dec. 31, 2020 shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from the sale of vessels (Note 8) | $															$ 1,206,636	$ 356,730	$ 55,844
Non-current assets or disposal groups classified as held for sale | $															$ 871,876	$ 18,459	$ 0
Proportion of ownership interest in subsidiary															100.00%
Dividend payable (in usd per share) | $ / shares							$ 0.57		$ 0.57		$ 0.80	$ 0.70
Property plant and equipment, boat carrying capacity average of existing fleet | T															8,000
Number of shares outstanding (in shares) | shares															202,233,997	201,783,532	201,677,981				201,677,981
Treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding (in shares) | shares															17,790,716	18,241,181	18,346,732				18,346,732
CMB | CMB.TECH NV
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary															100.00%
Sale and leaseback agreement
Disclosure of non-adjusting events after reporting period [line items]
Bareboat leaseback contract duration								14 years					54 months
Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Net capital gain | $				$ 78,900
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Bid price per share (in usd per share) | $ / shares																			$ 17.86
Gross bid price per share (in usd per share) | $ / shares																			$ 18.43
Number of shares tendered into the bid (in shares) | shares																		69,241,955
Percentage of shares tendered into the bid																		0.3147
Number of treasury shares purchased (in shares) | shares	412,926	2,620,931	4,719,534
Major ordinary share transactions | CMB NV
Disclosure of non-adjusting events after reporting period [line items]
Number of shares held by bidder (in shares) | shares																		177,147,299
Percentage of shares held by bidder																		0.8051
Major ordinary share transactions | Saverco NV
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding (in shares) | shares																		24,400
Major ordinary share transactions | Bidder And Its Related Parties
Disclosure of non-adjusting events after reporting period [line items]
Number of shares held by bidder (in shares) | shares																		194,962,415
Percentage of shares held by bidder																		0.8861
Major ordinary share transactions | Treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding (in shares) | shares	25,544,107	25,131,181	22,510,250															17,790,716
Major ordinary share transactions | Euronav NV
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	11.61%	11.42%	10.23%
Major ordinary share transactions | CMB | CMB.TECH NV
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary						100.00%
Consideration transferred | $						$ 1,150,000
Oceania
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T										441,561
Proceeds from the sale of vessels (Note 8) | $										$ 43,100
Non-current assets or disposal groups classified as held for sale | $															$ 8,300
Oceania | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Gains on sale of vessel | $														$ 34,800
Suezmax Cedar
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T								157,310
Suezmax Cedar | Sale and leaseback agreement
Disclosure of non-adjusting events after reporting period [line items]
Bareboat leaseback contract duration								14 years
Suezmax Bristol | Major delivery of assets
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T																				156,851
Two bitumen tankers | Major delivery of assets
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T					17,000
Time charter agreement, contract term					10 years
Number Of Bitumen Tankers | bitumenTanker					2
Nectar | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T				307,284
VLCC Newton
Disclosure of non-adjusting events after reporting period [line items]
Gains on sale of vessel | $																	$ 1,163
VLCC Newton | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T				307,208
Noble | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T				307,284